CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 40,582	$ 47,099
Short-term bank deposit	321	422
Trade receivables (net of allowance for doubtful accounts of $ 5,435 and $ 5,651 (unaudited) at December 31, 2012 and September 30, 2013, respectively)	128,766	149,120
Other accounts receivable and prepaid expenses	37,529	38,743
Deferred tax assets, net	2,651	8,589
Inventories	57,438	65,554	[1]
Total current assets	267,287	309,527
NON-CURRENT ASSETS:
Marketable securities	3,923	4,068
Deferred tax assets, net	10,984	9,140
Severance pay and pension fund	7,673	7,163
Other non-current assets	4,882	4,964
PROPERTY AND EQUIPMENT, NET	36,403	33,642
INTANGIBLE ASSETS, NET	7,866	9,809
GOODWILL	15,061	15,283
Total long-term assets	86,792	84,069
Toal assets	354,079	393,596
CURRENT LIABILITIES:
Current maturities of long-term loan	8,232	8,232
Short-term loans	40,990	17,000
Trade payables	81,041	102,079
Deferred revenues	8,501	16,719
Other accounts payable and accrued expenses	39,421	36,090
Total current liabilities	178,185	180,120
LONG-TERM LIABILITIES:
Long-term loan, net of current maturities	12,362	18,536
Accrued severance pay and pensions	12,818	12,311
Other long-term liabilities	35,969	38,920
Total long-term liabilities	61,149	69,767
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 60,000,000 shares at December 31, 2012 and September 30, 2013; Issued: 40,046,691 and 40,338,691 shares at December 31, 2012 and September 30, 2013, respectively; Outstanding: 36,565,168 and 36,857,168 shares at December 31, 2012 and September 30, 2013, respectively	98	98
Additional paid-in capital	322,025	318,106
Treasury shares at cost - 3,481,523 Ordinary shares as of December 31, 2012 and September 30, 2013, respectively.	(20,091)	(20,091)
Accumulated other comprehensive loss, net of taxes	(1,272)	(490)
Accumulated deficit	(186,015)	(153,914)
Total shareholders' equity	114,745	143,709
Total liabilities and shareholders' equity	$ 354,079	$ 393,596

[1]	Reclassified